Consolidated Balance Sheets		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current assets
Marketable securities		$ 101,818,000	$ 38,693,000
Trade receivables (net of allowance for credit losses of $594 and $1,583 as of December 31, 2024 and December 31, 2023, respectively)		82,358,000	77,269,000
Prepaid expenses and other current assets		23,246,000	26,400,000
Contract acquisition costs		5,827,000	5,550,000
Inventories		8,939,000	9,940,000
Total current assets		567,593,000	422,082,000
Non-current assets
Other non-current assets		7,682,000	7,341,000
Marketable securities		36,601,000	28,859,000
Deferred tax assets, net		11,072,000	7,024,000
Property and equipment, net		16,995,000	15,896,000
Operating Lease, Right-of-Use Asset		10,604,000	14,260,000
Intangible assets, net		11,306,000	10,594,000
Goodwill		28,714,000	26,829,000
Total non-current assets		122,974,000	110,803,000
Total assets		690,567,000	532,885,000
Current liabilities
Trade payables		11,077,000	8,282,000
Other accounts payable and accrued expenses		63,330,000	44,845,000
Deferred revenues		216,970,000	195,725,000
Operating lease liabilities		4,125,000	4,972,000
Total current liabilities		295,502,000	253,824,000
Long-term liabilities
Other long-term liabilities		6,954,000	5,515,000
Operating lease liabilities		6,844,000	9,157,000
Deferred revenues		45,247,000	47,098,000
Restricted Sponsor Shares liability		0	47,247,000
Price Adjustment Shares liability		0	81,715,000
Derivative warrant liability		0	54,117,000
Total long-term liabilities		59,045,000	244,849,000
Total liabilities		354,547,000	498,673,000
Commitments and contingencies
Equity [Abstract]
Share capital, NIS 0.00001 par value; 3,454,112,863 shares authorized, 234,566,473 and 203,272,704 shares issued and 234,524,697 and 203,230,928 shares outstanding as of December 31, 2024 and 2023, respectively	[1]	0	0
Additional paid-in capital		498,883,000	(84,896,000)
Treasury stock, NIS 0.00001 par value; 41,776 ordinary shares		(85,000)	(85,000)
Accumulated Other Comprehensive Income (Loss), Net of Tax		2,086,000	1,050,000
(Accumulated deficit) retained earnings		(164,864,000)	118,143,000
Total Shareholders’ equity		336,020,000	34,212,000
Total liabilities and shareholders’ equity		690,567,000	532,885,000
Cash and Cash Equivalents, at Carrying Value		191,659,000	189,517,000
Deposits Assets, Current		$ 153,746,000	$ 74,713,000

[1]	Less than $1.